Income Tax and Taxes Payable - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 19,769	$ 12,807
Deferred income tax expense
Total income tax expense	$ 19,769	$ 12,807